Supplementary Balance Sheet Information - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Equity [Abstract]
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	$ 409	$ 628		$ (600)
Accumulated currency translation adjustment				(860)
Accumulated other comprehensive income (loss), net	$ 409	$ 628	[1]	$ (1,460)

[1]	See Note 1a(ii).